Note 17 - Capital Risk Management	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
17.	Capital Risk Management

The Company's objectives are to safeguard the Company's ability to continue as a going concern in order to support the Company's normal operating requirements, continue the development and exploration of its mineral properties and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may
issue new shares, issue new debt, acquire or dispose of assets, or adjust the amount of cash and cash equivalents.

The Company owns
20,000,000
common shares of GRC, which are expected to be subject to lockups or hold periods, subsequent to the completion of an IPO by GRC.

At
November 30, 2020,
the Company's capital structure consists of the equity of the Company (Note
15
). The Company is
not
subject to any externally imposed capital requirements. In order to maximize ongoing development efforts, the Company does not
pay dividends.